STOCKHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2014
Summary of Stock Options Activity under the Company's Equity - Based Plans

The following table summarizes stock option activity under the Company’s equity-based plans for the year ended December 31, 2013 and the six months ended June 30, 2014:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Balance at December 31, 2012	8,913,760	$1.61	7.46	$24,060
Granted	3,805,400	8.83
Exercised	(5,730,544)	1.24
Forfeited	(563,024)	4.85
Expired	(144,444)	1.40

Balance at December 31, 2013	6,281,148	$1.74	8.55	$53,373

Granted	2,508,500	11.48
Exercised	(762,010)	0.83
Forfeited	(264,676)	4.69
Expired	(6,580)	0.50

Balance at June 30, 2014	7,756,382	$4.88	8.60	$148,864

Exercisable at December 31, 2013	828,636	$0.52	6.83	$8,052

Vested and expected to vest at December 31, 2013	5,777,622	$1.69	8.51	$49,377

Exercisable at June 30, 2014	1,735,542	$0.86	7.52	$40,285

Vested and expected to vest at June 30, 2014	7,145,265	$4.71	8.56	$138,319

Summary of Restricted Stock Unit Activity under the Company's Equity-Based Plans

The following table summarizes restricted stock unit activity under the Company’s equity-based plans for the year ended December 31, 2013 and the six months ended June 30, 2014:

	Number of Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2012	36,512	$3.30
Granted	40,000	$13.21
Vested	(36,512)	$3.30
Forfeited	—	$—

Nonvested at December 31, 2013	40,000	$13.21

Granted	—	$—
Vested	—	$—
Forfeited	(28,000)	$13.21

Nonvested at June 30, 2014	12,000	$13.21

Summary of Fair Value of Option Grant Estimated using Black - Scholes Option-Pricing Model

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
Expected term (in years)	5.77	6.04	6.04	6.04	6.04
Expected volatility	48%	46%	48%	45%	58%
Risk-free interest rate	2.29%	1.01%	1.26%	1.12%	1.80%
Expected dividend yield	0%	0%	0%	0%	0%

Computation of Basic and Diluted Net Income per Share Attributable to Common Stock

The following table sets forth the computation of the Company’s basic and diluted net income per share attributable to common stock for the years ended December 31, 2011, 2012 and 2013 and six months ended June 30, 2013 and 2014 (in thousands, except per share data):

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
Numerator (basic):
Net income	$14,762	$31,832	$13,147	$14,880	$7,761
Less net income allocated to participating securities	(12,241)	(25,312)	(9,926)	(11,583)	(2,366)

Net income attributable to common stock	$2,521	$6,520	$3,221	$3,297	$5,395

Denominator (basic):
Weighted average common stock outstanding	7,843	9,805	12,353	10,835	42,914

Basic EPS	$0.32	$0.66	$0.26	$0.30	$0.13

Numerator (diluted):
Net income	$14,762	$31,832	$13,147	$14,880	$7,761
Less net income allocated to participating securities	(11,666)	(23,974)	(9,303)	(10,699)	(2,253)

Net income attributable to common stock	$3,096	$7,858	$3,844	$4,181	$5,508

Denominator (diluted):
Weighted average common stock outstanding	7,843	9,805	12,353	10,835	42,914
Add dilutive stock options and awards (RSUs) outstanding(1)	2,261	2,671	3,379	4,040	3,114

Net weighted average common stock outstanding	10,104	12,476	15,732	14,875	46,028

Diluted EPS	$0.31	$0.63	$0.24	$0.28	$0.12

(1)	Diluted EPS includes any dilutive impact of stock options and restricted stock units. The shares included in the following table were not included in the computation of diluted earnings per share because the effect was antidilutive. However, these shares may be dilutive potential common shares in the future.

	Year Ended December 31,			Six Months Ended June 30,
	2011	2012	2013	2013	2014
	(in thousands)
Stock options	4,120	2,947	1,389	1,655	827

Stock Option Plan Activity under 2000 Plan and 2009 Plan
Summary of Stock Options Activity under the Company's Equity - Based Plans

Stock option plan activity under the 2000 Plan and the 2009 Plan is summarized as follows:

Shares Available for Grant
Balance at December 31, 2012	466,796
Authorized	4,675,600
Granted	(3,845,400)
Forfeited	563,024
Expired	144,444

Balance at December 31, 2013	2,004,464

Authorized	3,000,000
Granted	(2,508,500)
Forfeited	292,676
Expired	6,580

Balance at June 30, 2014	2,795,220